Subordinated loans	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Subordinated loans
18 Subordinated loans

Subordinated loans
In EUR million	2024	2023
Subordinated loans	17,878	15,401
Subordinated loans are bonds issued by ING Groep N.V. and its subsidiaries to raise Tier 1 and Tier 2 (CRR- eligible) capital. Under IFRS these securities are classified as liabilities, and for regulatory purposes they are considered as capital.
In 2024 ING Groep N.V. issued USD 1.25 billion 8.00% Perpetual AT1 Contingent Convertible Capital Securities in February, EUR 1.25 billion 4.38% Fixed Rate Subordinated Tier 2 Notes in May, EUR 1.25 billion 4.25% Fixed Rate Subordinated Tier 2 Notes in August and USD 1 billion 7.25% Perpetual AT1 Contingent Convertible Capital Securities in September.
In 2024 ING Türkiye issued USD 150 million 8.50% Fixed Rate Subordinated Tier 2 Notes in September.
In 2024 ING Groep N.V. redeemed USD 1.25 billion 6.75% Perpetual AT1 Contingent Convertible Capital Securities in April, EUR 750 million 2.50% Fixed Subordinated Tier 2 notes in February and EUR 1 billion 1.63% Fixed Subordinated Tier 2 notes in September on their first call dates.
Reference is made to the consolidated statement of cash flows for further information on issuances and redemptions.
The average interest rate on subordinated loans is 4.59% (2023: 4.44%).